EQUITY METHOD INVESTMENTS (Details)				12 Months Ended
	Nov. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 18, 2019 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Jun. 23, 2021 USD ($)	Jun. 23, 2021 CNY (¥)	Dec. 31, 2018	Mar. 31, 2018 USD ($)	Jun. 28, 2017 USD ($)	Jun. 28, 2017 CNY (¥)	Dec. 31, 2014
Equity Method Investment [Abstract]
Equity method investment				$ 329,197		$ 0
Gain (loss) from equity method investments				$ 15,167		(330,103)		$ (1,235,306)
Maximum [Member]
Equity Method Investment [Abstract]
Percentage of ownership interest, equity method investment				50.00%
Minimum [Member]
Equity Method Investment [Abstract]
Percentage of ownership interest, equity method investment				20.00%
Hangzhou Hezhe [Member]
Equity Method Investment [Abstract]
Equity method investment				$ 329,197	[1]	$ 0	[1]		$ 314,030	¥ 2,000,000
Percentage of ownership interest, equity method investment									20.00%	20.00%
Percentage of voting interests									33.00%	33.00%
Gain (loss) from equity method investments				$ 15,167
Douha [Member]
Equity Method Investment [Abstract]
Consideration for transferred equity interest, cost method investment		$ 508,156
Consideration for transferred equity interest, cost method investment		$ 508,156
Proceeds from sale of cost method investments	$ 465,941
Douha [Member] | Maximum [Member]
Equity Method Investment [Abstract]
Percentage of ownership interest, cost method investment															20.00%
Zhejiang RAP [Member]
Equity Method Investment [Abstract]
Equity method investment												$ 1,927,133
Percentage of ownership interest, equity method investment				27.40%		27.40%					33.40%
Gain (loss) from equity method investments						$ 330,103		650,253
Consideration for transferred equity interest, equity method investment			$ 955,400
Equity method investment, realized gain (loss) on disposal								794,624
Percentage of equity interests sold			6.00%
Jiangsu Rongyuan [Member]
Equity Method Investment [Abstract]
Equity method investment													$ 650,000	¥ 4,500,000
Percentage of ownership interest, equity method investment													15.00%	15.00%
Gain (loss) from equity method investments								140,142
Recognized impairment on equity method investment								$ 444,911
Jiangsu Rongyuan [Member] | Minimum [Member]
Equity Method Investment [Abstract]
Percentage of voting interests													33.00%	33.00%

[1]	On June 23, 2021, Cenntro invested RMB2,000,000 (approximately $314,030) in Hangzhou Hezhe to acquire 20% of its equity interest. The Company accounts for the investment under the equity method because the Company controls 33% of voting interests in board of directors, and has the ability to exercise significant influence over Hangzhou Hezhe. For the year ended December 31, 2021, the Company recognized investment gain of $15,167 based on its proportionate share of equity interest.